Property, plant and equipment - Changes in Property, Plant and Equipment by Type (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	$ 2,726,838	$ 2,012,225
Changes
Additions	1,095,207	931,383
Disposals	(18)	(19)
Depreciation for the year	(252,747)	(218,713)
Impairment	(47,059)	(8,084)
Increase (decrease) in foreign currency translation difference	(98)	(33)
Reclassifications	0	0
Other increases (decreases)	87,814	10,307
Decreases for classification as held for sale	0	(228)
Subtotal	883,099	714,613
Closing balance	3,609,937	2,726,838
Historical cost
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	6,497,214
Changes
Closing balance	7,678,490	6,497,214
Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(3,770,376)
Changes
Closing balance	(4,068,553)	(3,770,376)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	23,482	23,507
Changes
Additions	0	0
Disposals	0	0
Depreciation for the year	0	0
Impairment	0	0
Increase (decrease) in foreign currency translation difference	(6)	(5)
Reclassifications	0	121
Other increases (decreases)	5	0
Decreases for classification as held for sale	0	(141)
Subtotal	(1)	(25)
Closing balance	23,481	23,482
Land | Historical cost
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	23,482
Changes
Closing balance	23,481	23,482
Land | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Changes
Closing balance	0	0
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	273,913	270,563
Changes
Additions	0	495
Disposals	0	0
Depreciation for the year	(37,315)	(32,915)
Impairment	0	(156)
Increase (decrease) in foreign currency translation difference	(7)	(7)
Reclassifications	48,677	37,147
Other increases (decreases)	219	(1,127)
Decreases for classification as held for sale	0	(87)
Subtotal	11,574	3,350
Closing balance	285,487	273,913
Buildings | Historical cost
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	803,398
Changes
Closing balance	851,706	803,398
Buildings | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(529,485)
Changes
Closing balance	(566,219)	(529,485)
Other property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	34,960	32,846
Changes
Additions	545	425
Disposals	0	0
Depreciation for the year	(13,337)	(8,691)
Impairment	0	0
Increase (decrease) in foreign currency translation difference	(35)	0
Reclassifications	40,657	10,449
Other increases (decreases)	(51)	(69)
Decreases for classification as held for sale	0	0
Subtotal	27,779	2,114
Closing balance	62,739	34,960
Other property, plant and equipment | Historical cost
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	250,058
Changes
Closing balance	291,053	250,058
Other property, plant and equipment | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(215,098)
Changes
Closing balance	(228,314)	(215,098)
Transport equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	9,487	2,463
Changes
Additions	0	146
Disposals	0	0
Depreciation for the year	(1,155)	(962)
Impairment	0	0
Increase (decrease) in foreign currency translation difference	(1)	0
Reclassifications	801	7,840
Other increases (decreases)	33	0
Decreases for classification as held for sale	0	0
Subtotal	(322)	7,024
Closing balance	9,165	9,487
Transport equipment | Historical cost
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	21,343
Changes
Closing balance	22,143	21,343
Transport equipment | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(11,856)
Changes
Closing balance	(12,978)	(11,856)
Supplies and accessories
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	4,798	5,556
Changes
Additions	52	4
Disposals	0	0
Depreciation for the year	(1,809)	(1,400)
Impairment	0	0
Increase (decrease) in foreign currency translation difference	0	0
Reclassifications	1,099	726
Other increases (decreases)	(1)	(88)
Decreases for classification as held for sale	0	0
Subtotal	(659)	(758)
Closing balance	4,139	4,798
Supplies and accessories | Historical cost
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	29,426
Changes
Closing balance	31,132	29,426
Supplies and accessories | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(24,628)
Changes
Closing balance	(26,993)	(24,628)
Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,355	1,386
Changes
Additions	8	7
Disposals	0	0
Depreciation for the year	(230)	(248)
Impairment	0	0
Increase (decrease) in foreign currency translation difference	(7)	(1)
Reclassifications	31	213
Other increases (decreases)	1	(2)
Decreases for classification as held for sale	0	0
Subtotal	(197)	(31)
Closing balance	1,158	1,355
Office equipment | Historical cost
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	13,141
Changes
Closing balance	13,346	13,141
Office equipment | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(11,786)
Changes
Closing balance	(12,188)	(11,786)
Network and communication equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,872	1,359
Changes
Additions	208	152
Disposals	0	0
Depreciation for the year	(670)	(788)
Impairment	0	0
Increase (decrease) in foreign currency translation difference	0	0
Reclassifications	195	1,149
Other increases (decreases)	0	0
Decreases for classification as held for sale	0	0
Subtotal	(267)	513
Closing balance	1,605	1,872
Network and communication equipment | Historical cost
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	10,878
Changes
Closing balance	11,644	10,878
Network and communication equipment | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(9,006)
Changes
Closing balance	(10,039)	(9,006)
Mining assets
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	60,284	38,241
Changes
Additions	0	0
Disposals	0	0
Depreciation for the year	(16,603)	(12,871)
Impairment	0	0
Increase (decrease) in foreign currency translation difference	0	0
Reclassifications	111,059	34,914
Other increases (decreases)	(25)	0
Decreases for classification as held for sale	0	0
Subtotal	94,431	22,043
Closing balance	154,715	60,284
Mining assets | Historical cost
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	230,803
Changes
Closing balance	341,837	230,803
Mining assets | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(170,519)
Changes
Closing balance	(187,122)	(170,519)
IT equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	3,147	3,570
Changes
Additions	207	270
Disposals	(1)	0
Depreciation for the year	(890)	(1,256)
Impairment	0	0
Increase (decrease) in foreign currency translation difference	(3)	0
Reclassifications	(447)	582
Other increases (decreases)	79	(19)
Decreases for classification as held for sale	0	0
Subtotal	(1,055)	(423)
Closing balance	2,092	3,147
IT equipment | Historical cost
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	31,197
Changes
Closing balance	29,384	31,197
IT equipment | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(28,050)
Changes
Closing balance	(27,292)	(28,050)
Energy generating assets
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	3,253	3,970
Changes
Additions	0	0
Disposals	0	0
Depreciation for the year	(749)	(717)
Impairment	0	0
Increase (decrease) in foreign currency translation difference	0	0
Reclassifications	389	0
Other increases (decreases)	0	0
Decreases for classification as held for sale	0	0
Subtotal	(360)	(717)
Closing balance	2,893	3,253
Energy generating assets | Historical cost
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	38,540
Changes
Closing balance	38,929	38,540
Energy generating assets | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(35,287)
Changes
Closing balance	(36,036)	(35,287)
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,328,508	731,787
Changes
Additions	1,091,840	922,690
Disposals	0	0
Depreciation for the year		0
Impairment	0	0
Increase (decrease) in foreign currency translation difference	0	0
Reclassifications	(588,635)	(316,994)
Other increases (decreases)	2,328	(8,975)
Decreases for classification as held for sale	0	0
Subtotal	505,533	596,721
Closing balance	1,834,041	1,328,508
Assets under construction | Historical cost
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,328,508
Changes
Closing balance	1,834,041	1,328,508
Assets under construction | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Changes
Closing balance	0	0
Machinery, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	981,779	896,977
Changes
Additions	2,347	7,194
Disposals	(17)	(19)
Depreciation for the year	(179,989)	(158,865)
Impairment	(47,059)	(7,928)
Increase (decrease) in foreign currency translation difference	(39)	(20)
Reclassifications	386,174	223,853
Other increases (decreases)	85,226	20,587
Decreases for classification as held for sale	0	0
Subtotal	246,643	84,802
Closing balance	1,228,422	981,779
Machinery, plant and equipment | Historical cost
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	3,716,440
Changes
Closing balance	4,189,794	3,716,440
Machinery, plant and equipment | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(2,734,661)
Changes
Closing balance	$ (2,961,372)	$ (2,734,661)